Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognised	$ 35,361	$ 15,014